Document and Entity Information	6 Months Ended
Apr. 30, 2021
Document And Entity Information
Entity Registrant Name	Organicell Regenerative Medicine, Inc.
Entity Central Index Key	0001557376
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	NV